Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) $ in Millions, € in Billions						3 Months Ended				7 Months Ended	10 Months Ended	12 Months Ended
		Jan. 31, 2024	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Mar. 13, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 28, 2023 USD ($)	Mar. 13, 2023 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations	[1],[2]											$ 150		$ (2,316)	$ 0
Total assets	[3]					$ 3,038,677					$ 3,038,677	3,038,677		2,949,286	2,953,792
– total liabilities	[3]					2,846,067					2,846,067	2,846,067		2,764,089	2,757,474
Deposits by banks	[3]					73,163					73,163	73,163		66,722	101,152
Adjustments for fair value losses (gains)												800		(3,100)	(1,000)
Provisional gain on acquisition	[2],[4]											1,591		0	$ 0
Silicon Valley Bank UK Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Adjustments for fair value losses (gains)					$ 200
Provisional gain on acquisition					1,591					$ 100		1,600
Consideration transferred settled in cash					$ 0														£ 1
Revenue of acquiree since acquisition date											500
Profit (loss) of acquiree since acquisition date											200
Revenue of combined entity as if combination occurred at beginning of period												66,000
Profit (loss) of combined entity as if combination occurred at beginning of period												25,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets						115,836					115,836	115,836		118,055
– total liabilities						108,406					108,406	108,406		114,597
Deposits by banks						78					78	78		64
Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations								$ 2,100				100
Impairment loss recognised in profit or loss						2,000	€ 1.8
After tax loss impact												4,100
Reversal of impairment loss recognised in profit or loss								$ 2,100
Impairment loss												(100)
Retail banking operations in France | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets						27,675					27,675	27,675		25,222
– total liabilities						26,257					26,257	26,257		27,363
Deposits by banks						0					0	0		0
Banking business in Canada | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets						87,900					87,900	87,900
– total liabilities						81,500					81,500	81,500
Banking business in Canada | Foreign exchange
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on hedging instruments												300
Banking business in Canada | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations												5,200
Russia disposal group
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognised in profit or loss												200		$ 300
Reversal of impairment loss recognised in profit or loss												$ 200
Greece retail business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss									$ 100
Loans and advances to customers																		$ 300
Deposits by banks																		$ 1,100
HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Other disposals of assets | Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Profit participation			$ 100	€ 0.1
Reversal of deferred tax liability			$ 400													€ 0.4
HSBC Continental Europe | Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and receivables						$ 7,800					$ 7,800	$ 7,800					€ 7.1
After tax loss impact												$ 100	€ 0.1
HSBC Continental Europe | Other disposals of assets | HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
HSBC Continental Europe | Other disposals of assets | Crédit Logement
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			3.00%	3.00%
HSBC Global Asset Management (Singapore) Limited | Major business combination | Silkroad Property Partners Pte Ltd
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary		100.00%

[1]	In the fourth quarter of 2023, an impairment loss of $2.0bn was recognised relating to the sale of our retail banking operations in France. This largely offset the $2.1bn recognised in the first quarter of 2023 on the reversal of the held for sale classification at that time. In 2023, a total net $0.1bn of credit was recognised in other operating income, reflecting the net asset value disposed under the final terms of sale. The $0.4bn impairment of goodwill recognised in the third quarter in 2022 has not been reversed.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[4]	Provisional gain recognised in respect of the acquisition of SVB UK.